Schedule of Components of Accounts Payable (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Accounts Payable
Trade payables	$ 3,166,177	$ 1,884,046
Total	$ 3,166,177	$ 1,884,046